Average Annual Total Returns (dei_LegalEntityAxis)	0 Months Ended
Jul. 29, 2011
(Delaware Cash Reserve Fund - Class A, Consultant Class) | Class A
Average Annual Return:
1 Year	0.06%
5 Years	2.28%
10 Years	2.02%
(Delaware Cash Reserve Fund - Class A, Consultant Class) | Consultant Class
Average Annual Return:
1 Year	0.06%
5 Years	2.12%
10 Years	1.81%
(Delaware Cash Reserve Fund - Class B and Class C) | Class B
Average Annual Return:
1 Year	(3.94%)
5 Years	1.24%
10 Years	1.34%
(Delaware Cash Reserve Fund - Class B and Class C) | Class C
Average Annual Return:
1 Year	(0.94%)
5 Years	1.66%
10 Years	1.34%